Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Summary of Adoption of IFRS 16 On Lease Liabilities
On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 9.0%.

Operating lease commitments disclosed as of December 31, 2018	209,318
Discounted using the incremental borrowing rate of at the date of initial application	(60,099)
(Less): short-term leases recognized on a straight-line basis as expense	(725)

Lease liability recognized as of January 1, 2019	148,494

Summary of Right-Of-Use Assets Related to Property and Equipment Leases
The associated
right-of-use
assets related to property and equipment leases above were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of December 31, 2018.

Lease liability recognized as of January 1, 2019	148,494
(Less): accrued lease payments as of December 31, 2018	(14,624)

Total right-of-use assets as of January 1, 2019	133,870

Represented by:
Properties	123,262
Equipments	10,608

Summary of Depreciation of Property and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Annual Rate (%)
Data Processing Systems	20%
Furniture and equipment	10%
Security systems	10%
Facilities	10%

Summary of Useful Lives of the Intangible Assets
The amortization of intangible assets with definite lives is recognized in profit or loss in the expense category consistent with the use of intangible assets. The useful lives of the intangible assets are shown below:

Estimate useful life (years)
Software	3-5
Internally developed intangible	3-7
Customer list	2-8
Trademarks	10-20